Non-controlling interests - Cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	$ 787,742	$ 226,667
Cash flows from (used in) financing activities	(530,636)	(169,502)
Cash flows from (used in) investing activities	(105,517)	(88,209)
Methanex Egypt
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	131,175	(23,992)
Cash flows from (used in) financing activities	(27,365)	(24,929)
Cash flows from (used in) investing activities	(18,839)	(4,637)
Other
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	19,538	17,718
Cash flows from (used in) financing activities	(3,250)	55,891
Cash flows from (used in) investing activities	(605)	(70,516)
Total
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	150,713	(6,274)
Cash flows from (used in) financing activities	(30,615)	30,962
Cash flows from (used in) investing activities	$ (19,444)	$ (75,153)